Basis of Presentation and Significant Accounting Policies (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tax Treatment Of Dividend [Line Items]
Minimum Percentage of Taxable Income Distributed As Dividends									90.00%
Deferred Tax Assets, Valuation Allowance	$ 94,100,000				$ 87,800,000				$ 94,100,000	$ 87,800,000
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Line Items]
Net income Attributable to Common Shareholders	513,238,000	131,159,000	76,642,000	62,349,000	(68,887,000)	83,005,000	145,926,000	231,990,000	783,388,000	392,034,000	549,271,000
Depreciation and Amortization									219,403,000	155,401,000	205,155,000
Impairment losses on marketable equity securities									0	37,236,000	211,328,000
Straight-line rent adjustments									(77,526,000)	(64,811,000)	(64,679,000)
Earnings of Partially Owned Entities									71,960,000	339,376,000	(60,049,000)
Stock Options									(9,566,000)	4,884,000	(28,701,000)
Sale of Real Estate									(477,061,000)	(324,936,000)	(123,905,000)
Derivatives									0	31,578,000	71,228,000
Other, net									1,260,000	4,608,000	17,080,000
Estimated Taxable Income (unaudited)									511,858,000	575,370,000	776,728,000
Income Tax Liability Relating to Taxable REIT Subsidiaries Current									10,777,000	9,608,000	20,336,000
Net Basis Difference Of Assets And Liabilities Between Tax Basis And GAAP Basis	$ 3,600,000,000								$ 3,600,000,000
Ordinary Income [Member]
Tax Treatment Of Dividend [Line Items]
Percentage Of Taxable Income Distributed									100.00%		62.70%
Long Term Capital Gain [Member]
Tax Treatment Of Dividend [Line Items]
Percentage Of Taxable Income Distributed											37.30%